DEFERRED REVENUE	12 Months Ended
Nov. 30, 2021
DEFERRED REVENUE	17. DEFERRED REVENUE A summary of the deferred revenue is as follows:

2021
$
Film distribution	179,196
Streaming subscriptions	4,798
183,994